Exhibit 99.3 Schedule 10

Diligence ID	Loan Id	Loan ID1	Loan ID2	Project Name	Pool	Guideline Grade	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Collection Notes As-Of Date	Collection Notes Commencement Date	Reason For Default	Willingness to Pay	Ability to Pay	Current Occupancy	Property Damage	Property Damage Date	Previous Resolution Type	Previous Resolution Success	Resolution Recommendation	Current Legal Status	Collection Comments	Currently in Foreclosure?	Current Foreclosure Status	Referral Date	Foreclosure Sale Date	Foreclosure Comments	Foreclosure Delay/Obstruction Start Date	Foreclosure Delay/Obstruction Reason	Foreclosure Delay/Obstruction Reason 2	Foreclosure Issues with Proof Of Standing Indicator	Foreclosure Plaintiff Name	Foreclosure Last Step Date	Foreclosure Projected Step	Foreclosure Projected Step Date	Foreclosure NOI Date	Foreclosure NOI Lender	Conveyed to HUD Indicator	Date Conveyed to HUD	Date of FC Deed	FC Deed Name	S&C Filing Date	Foreclosure Service Date	Foreclosure Judgment Hearing Date	Foreclosure Judgment Entered Date	Scheduled Foreclosure Sale Date	Foreclosure Redemption Expiration Date	Foreclosure Bid Amount	Foreclosure Contested Indicator	Foreclosure Contested Start Date	Foreclosure - Borrower Has Attorney Representation Indicator	Foreclosure Attorney	Foreclosure Attorney Phone	Lien Position per Title Review	Current Occupancy - Borrower	Date Property First Showed Vacant	Is REO Active?	REO Start Date	REO Status	Current Occupancy - Short Version	Current Value Form Type	Current Value	Current Value Date	Is Property Currently Listed?	List Price	First Listed Date	Broker Company	Broker Phone	Broker Email	Broker Name	REO Comments	Bankruptcy (Post-Loan Origination)?	Current Bankruptcy Status	Current Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Chapter	Bankruptcy POC Amount	Bankruptcy Motion Filed Date	Current Bankruptcy Cram Down Amount	Bankruptcy Discharge Date	Bankruptcy Comments
DA673741-D25A-48D7-8BB2-A8788969E602	XX	XX	XX							1/31/2023	3/25/2022	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 3/XX/2022. During the last borrower contact on 3/XX/2022, the borrower called to obtain help getting access to the website. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
0B85EA08-598A-46F0-9EDB-423934A3DE3C	XX	XX	XX							1/31/2023	12/31/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 12/XX/2022. The borrower called in on 12/XX/2022 regarding their unpaid homeowner's insurance. The borrower was advised a payment from their escrow account was sent on 12/XX/2022. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
E0110F75-BD50-461F-9F21-27C04D675843	XX	XX	XX							1/31/2023	5/3/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. The most recent borrower contact was on 1/XX/2023 at which time payment arrangements were made. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
5BB65069-485D-43F9-A15F-22CA203A0827	XX	XX	XX							1/31/2023	12/28/2020	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
79D87F5E-A03A-4108-A456-B2154CA6BE96	XX	XX	XX							1/31/2023	5/20/2013	Current	Medium	Medium	Not Determined	No		Payment Deferral/Extension	Approved	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 9/XX/2022. The borrower called in on 9/XX/2022 regarding their escrow account and was provided a breakdown via email. The borrower was also provided with an estimated refinance. • The prior loss mitigation review of Payment Deferral/Extension was Approved on 12/XX/2021. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
94AC340C-CC80-458B-B9FC-F1F7AE8A4E67	XX	XX	XX							1/31/2023	5/12/2022	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 5/XX/2022. During the last borrower contact on 5/XX/2022, the borrower called to advise that they were not able to register through the website. A registration email was sent to the borrower and the borrower was able to register and set up a payment. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
AAC5E207-FB6F-41E8-98A5-330B60754E1F	XX	XX	XX							1/31/2023	9/23/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2022. Comments on 1/XX/2022 indicate the borrower called after receiving a letter stating the account was late. During the call, the servicer informed the borrower that the account is up to date and confirmed that taxes were paid on 12/XX/2021 for $3,951.40. • The most recent inspection was completed on 1/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
9942B30F-0EB5-4520-B096-A019C5063D35	XX	XX	XX	1/31/2023	5/14/2022	Current	High	High	Not Determined	No	None	N/A	Not Determined	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 1/XX/2023. During the last borrower contact on 1/XX/2023, the borrower called to ensure that the account was in good standing. Additionally, the borrower wanted to know if payments were being made to the correct company. The borrower was advised of the merge between companies and the next payment due. The borrower requested to set up a payment.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
1CF2B4EA-B7C6-4575-B9A8-1130AD542508	XX	XX	XX							1/31/2023	12/11/2021	Current	Not Determined	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
0605FF29-A505-474D-AF9A-7D351BAB935D	XX	XX	XX							1/31/2023	6/26/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
75070A41-DE07-41B3-94C2-BF35004E8F08	XX	XX	XX							1/31/2023	5/3/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 9/XX/2021. The borrower called in on 9/XX/2021 and scheduled a payment in the amount of $2,680.92. • The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
B9092328-686D-4EB3-BD1D-DD28B1759A99	XX	XX	XX							1/31/2023	10/29/2019	Current	High	High	Owner Occupied	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 12/XX/2021. The most recent borrower contact was on 12/XX/2021 at which time payment arrangements were made. • The most recent inspection was completed on 3/XX/2022. The inspection determined the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
49AB6695-2B5D-43F0-8525-E1B2FB347045	XX	XX	XX							1/31/2023	5/9/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
AF17D58E-F6A2-4042-BE02-036293D98B0A	XX	XX	XX	1/31/2023	12/20/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 2/XX/2023. During the last borrower contact on 2/XX/2023, the borrower called to advise that a payment was made on 2/XX/2023 and that a notification was received from the bank that the payment did not go through. The borrower requested that the payment be processed again. The borrower rescheduled the payment for the same day.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
B9BEEB35-C17C-4444-8178-372137F332DF	XX	XX	XX							1/31/2023	1/28/2022	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. During an inbound call on 2/XX/2023, the borrower inquired about a letter they received regarding an increase in the payment amount. The servicer explained it was due to an increase in escrow. The borrower understood and at the same time made the 2/XX/2023 payment. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
1B4F5CA5-B109-42B8-B187-0E160CFBA608	XX	XX	XX	1/31/2023	11/18/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 1/XX/2023. Comments on 1/XX/2023 indicate the servicer called the borrower and during the call, the servicer informed the borrower that the due date could not be changed on the account. However, the servicer informed the borrower that there is a 16 day grace period, and the borrower scheduled a payment of $3,512.05 for 1/XX/2023. The pay history confirms a payment of $3,512.05 was received on 1/XX/2023.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
8A9CC6AB-BB0E-40DF-9AA4-E480E3D56860	XX	XX	XX							1/31/2023	4/9/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. During an inbound call on 2/XX/2023, the servicer advised the borrower to send a letter stating that the borrower's family member was no longer on the deed/title, however, no further details were provided during the review. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
C53C091C-B786-46D7-984C-D0DB442229D7	XX	XX	XX	1/31/2023	4/5/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 9/XX/2021. The most recent contact with the borrower on 9/XX/2021 indicated the borrower requested instructions to set up reoccurring automatic payments and the borrower was advised to complete the request by mail or online. Commentary on 12/XX/2022 indicated the automatic draft payments were successfully added to the account.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
EAF3F43F-2AF3-4F04-80CD-67FBA838075F	XX	XX	XX							1/31/2023	6/2/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 5/XX/2022. The most recent contact with the borrower on 5/XX/2022 indicated the borrower requested hazard insurance policy information. The borrower was advised the loan was not escrowed and to contact the hazard insurance company directly to obtain payment status information. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
4CC5EF45-94E8-4465-B856-EF916776FFC6	XX	XX	XX	1/31/2023	4/12/2021	Current	High	High	Not Determined	Yes	8/26/2021	None	N/A	Not Determined	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 10/XX/2021. The borrower last contacted the servicer on 10/XX/2021 to inquire about the status of a loss draft check for property damage sustained during Hurricane Ida on 8/XX/2021. A loss draft check in the amount of $16,308.49 was mailed to the borrower on 11/XX/2021.
• There is evidence of property damage caused by Damaged Exterior Damage Unresolved which is estimated to total 16308.49.
																						• The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
1DD756A5-D70A-4E60-9CDF-B5A8993F479B	XX	XX	XX							1/31/2023	10/16/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
87037711-38A2-4DE3-A3E1-0FAE88DA8E0D	XX	XX	XX							1/31/2023	3/1/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
CB4C8F75-AB02-4299-A068-2D55900F6EB2	XX	XX	XX							1/31/2023	5/22/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
C01BC9A2-38BD-4C27-93D4-AAC7EEF691DB	XX	XX	XX							1/31/2023	11/1/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
8934F452-03FD-4C97-8674-64D6B8A77284	XX	XX	XX							1/31/2023	2/2/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 12/XX/2022. The borrower called in on 12/XX/2022 to have a late charge waived. The borrower was advised they would need to dispute the late charge in writing as they had already had a fee waived in that year. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															1	Owner Occupied		No			Occupied												No
B4095669-5D4A-4099-9FB3-5C32B3482FB7	XX	XX	XX							1/31/2023	11/18/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. The borrower contacted the servicer on 1/XX/2023 to make a payment in the amount of $964.79. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
239C650D-5AAA-4178-9C01-528D155AAE80	XX	XX	XX							1/31/2023	4/1/2021	Current	Medium	Medium	Not Determined	No		Payment Deferral/Extension	Approved	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. The most recent borrower contact was on 2/XX/2023 at which time payment arrangements were made. • The prior loss mitigation review of Payment Deferral/Extension was Approved on 2/XX/2023. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
52A5AC28-A1E4-4E77-82C2-A538C27309C3	XX	XX	XX							1/31/2023	2/25/2022	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
65BD47D3-BA97-46DB-8376-3BC78B9BDF48	XX	XX	XX							1/31/2023	4/26/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection was completed on 9/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
95C05A60-902E-4706-B9E5-0250561B7E91	XX	XX	XX							1/31/2023	2/16/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
0195D24B-7201-4B8D-86C8-6A8FF800EF6E	XX	XX	XX							1/31/2023	4/26/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
9DA936F2-8D04-4181-99D0-DD29FF401C67	XX	XX	XX							1/31/2023	11/1/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
261FC386-8EE0-40E5-AB0E-156487288D77	XX	XX	XX							1/31/2023	10/4/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
2F68D87A-6E2A-444E-A540-CE7184927193	XX	XX	XX							1/31/2023	11/1/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 11/XX/2022. The borrower contacted the servicer on 11/XX/2022 in order to make a payment over the phone. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
52EDD583-5D76-48CF-B9B6-FCCDDE7A6527	XX	XX	XX							1/31/2023	11/1/2021	Current	Medium	Medium	Not Determined	Yes	5/7/2022	None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. The most recent borrower contact was on 1/XX/2023 at which time payment arrangements were made. • There is evidence of property damage caused by Damaged Exterior Active Claim and Servicer Funds which is estimated to total $23,923.13. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
A41C8492-9F32-4BF7-8EAA-B379F4243813	XX	XX	XX							1/31/2023	4/17/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 6/XX/2022. Comments on 6/XX/2022 indicate the borrower called to request insurance policy information. During the call, the borrower advised that the borrower had their own insurance and provided the servicer with the phone number for the agent. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
EB8874E9-34D4-452D-B42D-5E0998150A77	XX	XX	XX							1/31/2023	11/1/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
C63C5F96-2D36-47C9-A01E-07B516DAED27	XX	XX	XX							1/31/2023	3/8/2022	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
26BDB5E6-8262-4CCF-A1A3-2F94F50D1E12	XX	XX	XX							1/31/2023	3/23/2022	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
0E48F7F7-D19B-4AA3-9027-26966D160309	XX	XX	XX							1/31/2023	12/31/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
7B98B4AE-D2AB-4234-8906-80BD6D17E8F4	XX	XX	XX							1/31/2023	2/24/2022	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection was completed on 10/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
ADAEC9DB-3FB0-4E8F-9F98-823A13922C23	XX	XX	XX	1/31/2023	11/30/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 11/XX/2022. Comments on 11/XX/2022 indicate the borrower called regarding the homeowners insurance information. During the call, the borrower provided the agent’s phone number and requested that payment be sent to the agent. Comments on 11/XX/2022 indicate a payment of $1,054.51 was sent.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
12E4CB4E-9EC2-4CBB-ABE9-F1CE8B21BBB9	XX	XX	XX							1/31/2023	3/5/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 10/XX/2022. The most recent borrower contact was on 10/XX/2022 at which time the loan was discussed. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
40245F54-8002-4F63-9758-296900FE994F	XX	XX	XX							1/31/2023	4/18/2022	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. The borrower called on 1/XX/2023 and asked for a copy of their statements for December and January. The borrower was sent the copies via email. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
4D2D5AE5-A7AE-4583-9A65-9F78FF169617	XX	XX	XX							1/31/2023	2/1/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
47338394-A187-4E3C-8A0E-C9AF6215A962	XX	XX	XX							1/31/2023	3/3/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
AB16CE62-8392-4F6B-ADCF-DDA4EB5ADEF9	XX	XX	XX							1/31/2023	8/23/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
350D6338-8991-4807-A207-F4F69EBEA15B	XX	XX	XX							1/31/2023	4/5/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. On 2/XX/2023 the borrower called to get a payment corrected as a double payment was inadvertently made. A temporary stop was initiated so that a payment will not pull until April. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
39A32DAC-3943-4C9A-BFF3-D270E0A334BB	XX	XX	XX	1/31/2023	2/23/2021	Current	High	High	Occupied by Unknown	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 12/XX/2021. The most recent borrower contact was on 12/XX/2021 when the servicer was advised of a name change due to marriage. The marriage certificate was to be provided by the borrower, however, there is no indication that the marriage certificate was received by the servicer.
																						• The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Occupied												No
EFFE418E-91E8-405A-B15B-333DCF4E9699	XX	XX	XX	1/31/2023	12/18/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 10/XX/2022. The most recent contact with the borrower on 10/XX/2022 indicated the borrower requested a review of the payment history. The borrower was advised of late payments and the credit reporting reflected the late payments. The borrower was also guided through access to the online portal. Commentary on 10/XX/2022 indicted the credit reporting was updated due to the back dated payments.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
3AA6243B-FA77-4779-B788-8162A4834A87	XX	XX	XX							1/31/2023	11/1/2021	Current	High	High	Not Determined	No		Forbearance	Approved	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
26F78B91-A118-4CA5-A96B-689EBA459F32	XX	XX	XX							1/31/2023	11/1/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. During the last borrower contact on 2/XX/2023, the borrower called to go over the payment history. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
E7C19449-1453-414F-B61A-6F525E043C31	XX	XX	XX							1/31/2023	7/27/2022	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection was completed on 10/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
3CE200FA-A0E4-43FA-B0FF-9AD5674E74EC	XX	XX	XX							1/31/2023	1/18/2022	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
E6C13DF4-387D-45BE-A4FE-EFCB886C6E3E	XX	XX	XX							1/31/2023	11/1/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
D6DD0383-E0D7-461A-A597-7232A550603B	XX	XX	XX	1/31/2023	3/27/2021	Current	High	High	Not Determined	No	None	N/A	Not Determined	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 8/XX/2022. The servicer made contact with an authorized third party (ATP) on 8/XX/2022. The ATP inquired about taking over the loan. The servicer explained the difference between a refinance and an assumption. The comments indicate the borrower and the ATP are going through a divorce. No further information was available.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
58CAA51D-E25A-4330-8A33-4135FCB3B794	XX	XX	XX							1/31/2023	5/11/2021	Current	High	High	Occupied by Unknown	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. The most recent contact with the borrower on 2/XX/2023 indicated the borrower was provided assistance logging into the website using the borrower's mobile device. • The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Occupied												No
D67CEE8F-F4C0-4972-9DC6-4B316E105972	XX	XX	XX							1/31/2023	1/20/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2022. The borrower contacted on 1/XX/2022 regarding their account. The borrower scheduled a payment in the amount of $980.13. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
10A2F316-0FEF-44EC-B13E-852ADEB61FE3	XX	XX	XX							1/31/2023	10/12/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
AA03B131-CFEA-4DFC-B618-FA4B6A0DF45D	XX	XX	XX							1/31/2023	5/29/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 5/XX/2022. Comments on 5/XX/2022 indicate the borrower and a third party called, and during the call the borrower inquired about account verification. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
3427F1D4-0483-4591-A1BE-21B3AD8F796F	XX	XX	XX							1/31/2023	10/12/2020	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
7F4A6C74-C585-44E8-913F-E456203850DC	XX	XX	XX							1/31/2023	4/2/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 3/XX/2022. The most recent borrower contact was on 3/XX/2022 at which time property insurance was discussed. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
4869031D-2537-4C98-8AE8-24EAF6FF5ABA	XX	XX	XX							1/31/2023	11/1/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. During the last borrower contact on 1/XX/2023, the borrower called to advise that they were having issues logging into the website. Additionally the borrower scheduled a payment in the amount of $1403.88. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
E3D70EAC-5508-4D7B-8913-F31AE5035C3F	XX	XX	XX							1/31/2023	11/18/2021	Current	High	Medium	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. The borrower contacted the servicer on 1/XX/2023 to confirm that the loan had been transferred to a new servicer. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
9179FC8D-0C1C-4589-9FD4-46A90A7E0EF1	XX	XX	XX	1/31/2023	9/27/2019	Current	High	High	Not Determined	No	Forbearance	Approved	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 9/XX/2021. The borrower called in on 9/XX/2021 to request an extension to their forbearance plan due to an ongoing Covid-19 hardship. The plan was extended an additional three months and was completed as of 1/XX/2022.
• The prior loss mitigation review of Forbearance was Approved on 1/XX/2022.
																						• The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
4A3CE4E2-CDDF-4114-85A4-C8CC954005B6	XX	XX	XX	1/31/2023	11/22/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 2/XX/2023. Comments on 2/XX/2023 indicate the borrower called to inquire about the increase in payment, and the servicer advised that the monthly payment was increasing due to a shortage in escrow. The caller was transferred to the insurance department to further discuss available insurance rates. Additionally, the representative walked the borrower through different payment options and the impact on interest and escrow.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
ADC9D605-D2E5-4BAC-8FAC-42F4B518D9B8	XX	XX	XX	1/31/2023	7/5/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 11/XX/2022. The most recent contact with the authorized third party (ATP) on 11/XX/2022 indicated the ATP provided the declaration page for the homeowner's insurance policy. The ATP was advised the policy information was updated and the forced placed insurance was cancelled with a request for a refund on the premium requested. Commentary on 11/XX/2022 confirmed the policy was cancelled as advised and a refund for the forced placed insurance premium was completed on 12/XX/2022 in the amount of $2,071.00.
																						• The most recent inspection was completed on 10/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
86D4F761-AF5F-4703-92B0-5CEA3AD3A288	XX	XX	XX							1/31/2023	8/25/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 12/XX/2022. The borrower called on 12/XX/2022 regarding their escrow refund check. The borrower was advised they had until 12/XX/2022 to cash it. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
47D5B43C-FE0E-4E28-91F6-2826706FA6FE	XX	XX	XX							1/31/2023	11/1/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
5810CC51-8D88-4BA5-B6CA-41E1860D0054	XX	XX	XX							1/31/2023	12/3/2020	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. The borrower contacted the servicer on 1/XX/2023 in order to make a payment over the phone. The servicer also went through the welcome call procedure with the borrower. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
38457393-D2CB-49EB-B3EF-B192F2B3B9D2	XX	XX	XX							1/31/2023	6/14/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 4/XX/2022. Comments on 4/XX/2022 indicate the borrower called to inquire about the escrow account. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
D6ED1CB9-386F-4724-9EDD-FD0A0E63430C	XX	XX	XX							1/31/2023	4/6/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. Comments on 2/XX/2023 indicate the borrower called to ask about the payment address. During the call, the borrower also asked for a breakdown of the payment and escrow. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
FDCD1C6C-06D7-4C8A-8C1E-D0785C63D62A	XX	XX	XX							1/31/2023	12/12/2020	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
AB5EB705-EB21-4856-ABAC-9D7F717E1259	XX	XX	XX							1/31/2023	1/3/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
89210C7D-D05E-4003-904B-5AB6B0A3FC72	XX	XX	XX							1/31/2023	4/5/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. Comments on 1/XX/2023 indicate the borrower called to request a waiver of the late fee due to hurricane. There are no other comments mentioning a hurricane. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
F808D143-B24A-4D05-93BC-FD156EC98992	XX	XX	XX							1/31/2023	7/3/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 12/XX/2021. The borrower called in on 12/XX/2021 regarding web payments. The borrower was advised how to create a web account and scheduled a payment in the amount of $6,016.18 over the phone. The borrower was also sent a statement via email. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
D0A20358-B34B-40D4-981A-7714AE76F10B	XX	XX	XX							1/31/2023	12/5/2020	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 11/XX/2021. The most recent contact was with the co-borrower on 11/XX/2021 at which time payment arrangements were made. • The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
4E583FC9-6533-4087-A969-F8A31366293D	XX	XX	XX	1/31/2023	5/3/2021	Current	High	High	Not Determined	No	None	N/A	Not Determined	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 9/XX/2021. The borrower contacted the servicer on 9/XX/2021 with questions about their insurance coverage. The servicer advised that a policy is required and that a lender placed policy can be added if necessary. The borrower was advised to check with their agent to make sure they don't have multiple policies.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
4750AEC6-8F69-475A-A56E-463302822088	XX	XX	XX							1/31/2023	9/27/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
F66C883C-DE05-4BF8-BFC0-EC55F2AC37D9	XX	XX	XX							1/31/2023	6/8/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 8/XX/2022. Comments on 8/XX/2022 indicate the borrower called the servicer because the insurance company had contacted the borrower for payment. The borrower was transferred to the insurance department for further assistance. • The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
DFDDED5C-61E2-4254-A9EB-8040E6A45678	XX	XX	XX							1/31/2023	4/5/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. The most recent borrower contact was on 2/XX/2023 at which time the borrower was instructed on how to upload insurance renewal documents to the portal. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
680C1F62-30F9-404C-AF55-00126696BF9E	XX	XX	XX							1/31/2023	10/19/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. The authorized third party called on 1/XX/2023 and scheduled a payment in the amount of $2,995.32. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
31B981C6-9568-45D0-A12E-FFAC71910231	XX	XX	XX							1/31/2023	2/23/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
FA0C0B6C-7AA7-4F97-8767-8F4A44D786F5	XX	XX	XX	1/31/2023	3/17/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 3/XX/2022. Comments on 3/XX/2022 indicate the borrower called to requested to add an additional auto draft payment, but the servicer could not update the auto draft verbally and would require an updated form. The servicer advised the borrower to make the changes online, and the borrower said the borrower would complete the changes online.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
A71AA4E1-E51B-4091-B7B2-F10377163E35	XX	XX	XX							1/31/2023	5/3/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 10/XX/2022. The borrower contacted the servicer on 10/XX/2022 to verify the property tax amount. The servicer advised the amount due is $8,358.90 on 12/XX/2022. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
91B2566C-88DA-4BB7-8F5D-85CAF82631C3	XX	XX	XX	1/31/2023	11/1/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 11/XX/2022. Comments on 11/XX/2022 indicate the borrower called to set up payment. During the call, the borrower said the account was previously set up for biweekly payments. The servicer told the borrower that the borrower could add additional principal payments, but no additional principal payments were received in January or February of 2023, according to the pay history.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
D3A1C863-EAB5-4607-AA6A-906C0835E0C0	XX	XX	XX	1/31/2023	6/2/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 6/XX/2022. The most recent contact with the borrower on 6/XX/2022 indicated the borrower was advised free payments could be completed on the website and an escrow shortage was due to an increase in taxes. Commentary on 12/XX/2022 confirmed the escrow shortage due to the tax increase and a prior analysis of the shortage carryover.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
2EBDC998-287C-40FA-B8D2-E4B08D6E2E16	XX	XX	XX							1/31/2023	12/13/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
7F951102-6FF0-4274-9EED-CF53B0B7B734	XX	XX	XX							1/31/2023	2/2/2022	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2022. The borrower called and scheduled a payment in the amount of $2,515.22 on 2/XX/2022. The borrower was also sent the registration link for online access. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
F052FEAD-3B35-46F6-A5A2-57EEE0E5892F	XX	XX	XX	1/31/2023	12/21/2020	Current	High	High	Not Determined	No	None	N/A	Not Determined	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 1/XX/2023. During the last borrower contact on 1/XX/2023, the borrower called to confirm that the payment for January was received. The borrower was advised that as of that current date, the payment had not been received. Per the payment history, the January payment was received on 2/XX/2023.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
CAED32D5-9C41-42D2-A4C3-7D2446DB648C	XX	XX	XX							1/31/2023	5/17/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 10/XX/2022. Comments on 10/XX/2022 indicate the borrower called to inform the servicer that the borrower had changed insurance companies, and the servicer informed the borrower to have the insurance agent upload the document online. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
0103E502-6AED-4BD9-8BEB-AD9BE0E04C28	XX	XX	XX			2		• Payoff has been requested within the last 60 days		1/31/2023	4/23/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. The borrower called on 2/XX/2023 and requested a payoff. The borrower was sent a 30 day payoff via email. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
0945F1B8-66C3-44BA-BC77-6F72EBD901B9	XX	XX	XX							1/31/2023	2/24/2022	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
F2B8F34B-30D4-4457-B31D-BEB8BD7955BD	XX	XX	XX							1/31/2023	2/2/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 12/XX/2022. During the last borrower contact on 12/XX/2022, the borrower called stating they were not able to login to the website. A reset password was sent to the borrower was able to login successfully. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
6A63F1BE-D09E-4278-896F-6C5865F6D9D8	XX	XX	XX							1/31/2023	5/31/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. Comments on 2/XX/2023 indicate the borrower called the servicer regarding the escrow account and hazard insurance. The servicer informed the borrower that the escrow account was current. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
096D27F6-9946-48A7-8A74-545EF69A9DBF	XX	XX	XX							1/31/2023	5/17/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
98C74A93-D398-4DB3-B89A-060238D42CD0	XX	XX	XX							1/31/2023	8/10/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. The borrower called on 1/XX/2023 and advised their payment had been misapplied. The reversal was completed and a payment was applied to the account. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
44DC0DC4-C2A4-4446-B40E-35ACE88A0B83	XX	XX	XX							1/31/2023	1/26/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
5CEC5D6B-B10E-4A79-896A-8F12E3B75685	XX	XX	XX	1/31/2023	4/5/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 10/XX/2021. Comments on 10/XX/2021 indicate the borrower called and informed the servicer that they were having issues opening the recession letter. The servicer advised the borrower that the servicer would resend the letter. The borrower indicated that they wanted to see the document before making a payment for the total amount due. Additionally, comments indicate the borrower informed the servicer that they received a letter on 8/2021 regarding a change of servicer on the account, but they never received a statement from the previous servicer. The pay history indicates the account was made current on 10/XX/2021.
																						• The most recent inspection was completed on 10/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
5CC4ED4C-5BD6-44DC-8565-11A34598C0AA	XX	XX	XX	1/31/2023	10/23/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 1/XX/2023. Comments on 1/XX/2023 indicate the borrower called to obtain clarification on the escrow account. The servicer advised the borrower to call back in a few weeks because the servicer did not have all the documents loaded for the account. There are no comments indicating the borrower called the servicer back at a later date.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
5408932B-EAE1-4509-BCA3-B49709EA8A47	XX	XX	XX							1/31/2023	3/1/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. The borrower called on 2/XX/2023 and requested their 1098 verbally. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
8EEF6614-3A5A-41D3-BA57-0135FA8A87B5	XX	XX	XX							1/31/2023	4/19/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 5/XX/2021. Borrower contacted the servicer on 11/XX/2021 about their web payment. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
6669DEB4-B658-4225-B358-D12EA90B8F3A	XX	XX	XX							1/31/2023	7/6/2022	Unable to Contact Borrower	Medium	Medium	Not Determined	No		None	N/A	No Contact	Collections	• The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower. • Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
2580C9E9-A345-4B65-8C4E-943B87F58D39	XX	XX	XX	1/31/2023	4/17/2021	Current	Medium	Medium	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 12/XX/2022. Comments on 12/XX/2022 indicate the borrower called and spoke to the servicer regarding the reinstatement letter. During the call, the borrower indicated the intent to keep the property, and indicated the borrower was previously ill. The account was referred to attorneys for foreclosure on 10/XX/2022, and the foreclosure was closed as the loan was reinstaed on 12/XX/2022.
																						• The most recent inspection was completed on 11/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															1	Owner Occupied		No			Occupied												No
8B50FF7A-6B01-4E85-9928-A791B686709D	XX	XX	XX							1/31/2023	11/1/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. During the last borrower contact on 1/XX/2023, the borrower was advised that a policy was needed to cover 11/XX/2022 going forward. A call was placed to the association but there was no answer and a voicemail message was left. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
E415B6E7-76A2-44BE-B1F2-FCD4105DC4C1	XX	XX	XX							1/31/2023	11/30/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 12/XX/2022. During the last borrower contact on 12/XX/2022, the borrower called in upset that they were not able to make a payment on the website. A ticket was made to have the issue resolved. Additionally, the borrower made a payment over the phone in the amount of $3,570.46. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
BF7C2780-C014-4D60-BDE5-A51DC1B9BD54	XX	XX	XX							1/31/2023	6/18/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
0EE8D760-9638-434A-B383-AB1F75FC1608	XX	XX	XX							1/31/2023	6/22/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 11/XX/2022. The borrower called on 11/XX/2022 to advise their payment had been misapplied. The curtailment was reversed and applied as a contractual payment. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
05A57996-B600-48F3-85DA-CBECEE4A8E9B	XX	XX	XX							1/31/2023	3/27/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 5/XX/2022. Comments on 5/XX/2022 indicate the borrower called to check on the status of the auto draft on the account. The servicer informed the start date was set for 5/XX/2022. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
2A37E5A9-4902-4A6C-B84E-5E53F4A566D0	XX	XX	XX							1/31/2023	3/2/2022	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. During the last borrower contact on 2/XX/2023, the borrower called to request a new escrow analysis as a new insurance was obtained. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
8C695961-44C5-4C5F-B2AB-0B6452F9933F	XX	XX	XX							1/31/2023	4/13/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
A3463F51-1E61-4FAF-BA23-C420EDA6E7AC	XX	XX	XX							1/31/2023	11/18/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
A15D9602-8610-4B9E-9E36-DB650BE9D8C0	XX	XX	XX							1/31/2023	6/2/2022	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 12/XX/2022. Comments on 12/XX/2022 indicate the borrower called to make a payment of $2,315.13, and the pay history indicates a payment of $2,315.13 was received on that day. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
56DB90C7-7195-4253-8E70-8E2D50774FEC	XX	XX	XX	1/31/2023	6/18/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 1/XX/2023. The most recent contact with the borrower on 1/XX/2023 indicated the borrower verified the account information, mailing address, grace period, facsimile number, maturity date, principal balance, interest rate, paper bill delivery, and requested information to set up a website profile with automatic payments. Commentary on 2/XX/2023 confirmed the bill statement was mailed to the borrower.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
87226A97-EE35-44E3-8893-7B9D4153D51E	XX	XX	XX							1/31/2023	2/13/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
E773DE55-D815-4ED5-B984-B7857E5A18A6	XX	XX	XX							1/31/2023	5/4/2022	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
0D94FF65-AC5E-418B-9185-4F21C2B67042	XX	XX	XX							1/31/2023	4/9/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. On 2/XX/2023, the borrower requested a payoff and a copy of the 1098 for 2022. The borrower was referred to the new servicer, no further details were provided. • The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
035D6040-E98B-46EA-923E-2C5263B5314B	XX	XX	XX	1/31/2023	4/23/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 2/XX/2023. The most recent contact with the borrower on 2/XX/2023 indicated the borrower changed the insurance provider, however, the payment was sent to the prior insurance carrier. The borrower was transferred to the insurance department and a conference call with the borrower and the former insurance provider was initiated. The conference call was not completed because the insurance contact was at lunch. An email was sent to update the insurance information with a notation the agent would follow up. Additional commentary on 2/XX/2023 stated a letter was sent out that indicated the insurance was paid.
																						• The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
37F1623A-207E-403D-B6F9-2DED41677130	XX	XX	XX							1/31/2023	3/20/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 3/XX/2022. Comments on 3/XX/2022 indicate the borrower called to request assistance setting up auto draft payments. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
D662DE00-DB13-41E5-8832-AAEB3A165E73	XX	XX	XX							1/31/2023	11/17/2020	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
9C16C99B-739E-49E5-B3F8-B0CDFBDE04A7	XX	XX	XX							1/31/2023	5/3/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
B7DECC20-90E9-4751-97E3-982FED649530	XX	XX	XX	1/31/2023	1/18/2022	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 5/XX/2022. The most recent contact with the borrower on 5/XX/2022 indicated the borrower disputed the lapse charge and flood coverage noted in a letter received by the borrower. The borrower was advised the most current flood insurance was noted on the account and additional information could be located on the website.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
66BA52DC-0C41-4BD8-8192-D35C27B77776	XX	XX	XX							1/31/2023	11/1/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. Comments on 1/XX/2023 indicate the borrower called and authorized the servicer to speak to a third party. The caller indicated the borrower wanted to set up auto payments and servicer advised the caller to wait a day to try setting up the auto payments. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
B637C99A-F58C-46F4-A0C8-BBA53CA485B0	XX	XX	XX							1/31/2023	10/13/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
86FA3BE7-D03E-43EE-9FC4-0F21F3CDB526	XX	XX	XX							1/31/2023	4/27/2022	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. The most recent contact with the borrower on 2/XX/2023 indicated the borrower was unable to complete a payment online and a payment was processed on behalf of the borrower in the amount of $3,460.07. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
018A623E-68E1-4BB9-9F46-4E2F9D357223	XX	XX	XX							1/31/2023	11/1/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 11/XX/2022. The borrower contacted the servicer on 11/XX/2022 in order to make a payment over the phone. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
633C2EF2-94C1-4118-8B82-B2F3E1D54F78	XX	XX	XX							1/31/2023	9/4/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
0999AC8A-142C-4308-A2AD-0694CD7D5A77	XX	XX	XX							1/31/2023	4/24/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 8/XX/2021. Comments on 8/XX/2021 indicate the borrower called to get information on recurring payments and e-statements. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
D537795E-9EE2-4107-851E-F400CF2549BB	XX	XX	XX	1/31/2023	5/31/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 12/XX/2022. Comments on 12/XX/2022 indicate the borrower called to request a refund in the amount of $500. The borrower stated that there was an overpayment due to a prior agent entering in the incorrect amount. The pay history indicates a $500.00 curtailment payment was reversed on 12/XX/2022.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
0CFE16A9-E3DE-48EE-88F1-0C3CD46ACE6A	XX	XX	XX	1/31/2023	11/30/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 12/XX/2021. The most recent contact with the borrower on 12/XX/2021 indicated the borrower requested confirmation the billing statements were sent to the property manager for the property used for a rental. The borrower was advised the billing statements were sent, however, instructions were provided to obtain the documents through the website or mobile application if necessary. Additional commentary dated 1/XX/2022 through 1/XX/2023 indicated billing statements were sent.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
8F0AF97E-013D-48B9-A8C2-44438FEBF20A	XX	XX	XX							1/31/2023	9/5/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. Comments on 1/XX/2023 indicate the borrower called to request an auto pay form be mailed to the borrower. Additionally, the borrower made a payment of $1,625.36. • The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
A5BDEE4D-6704-4C96-AE2C-9B901CA7B291	XX	XX	XX							1/31/2023	4/23/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
39DD87B2-9992-45C0-BB2D-ADDAEF16FA5E	XX	XX	XX							1/31/2023	12/29/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
F671F23D-050D-459F-ADBE-A6940097BC84	XX	XX	XX							1/31/2023	3/3/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2022. The borrower followed up with the servicer on 1/XX/2022 about an accidental double payment they submitted for January 2022. The borrower advised they do not want a refund and the servicer processed two payments for the month of January. • The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
3255D74C-E1BB-44A0-9320-D6E51A15C18A	XX	XX	XX							1/31/2023	6/2/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
8F813472-95FE-41E5-A7CE-C3757B3F0AD1	XX	XX	XX							1/31/2023	4/5/2021	Current	High	High	Not Determined	No		Loan Modification	Approved	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 4/XX/2022. The most recent borrower contact was on 4/XX/2022. The borrower stated that escrow was not being paid on the account and the funds that should have been applied to escrow, were instead applied as a principal reduction. The payments were reversed and reapplied. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
6544EB1F-4C83-411E-8F47-E6EC4D2B2811	XX	XX	XX	1/31/2023	1/18/2021	Current	High	High	Occupied by Unknown	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 2/XX/2023. The most recent contact with the borrower on 2/XX/2023 indicated the borrower requested confirmation automatic payments were not being taken out and the borrower requested to set up a payment for February in the amount of $1,985.10. The borrower was advised the account was not set up on automatic payments and the payment was noted as scheduled.
																						• The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Occupied												No
4711319B-595D-4DAF-98A4-B0C288AEA1BA	XX	XX	XX							1/31/2023	4/22/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 10/XX/2022. Comments on 10/XX/2022 indicate the borrower called to request a CD be sent to the borrower’s email address that was on file. There are no additional comments explaining what the requested document was. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
7C74A0D6-D83F-4003-913F-B671AED7B138	XX	XX	XX							1/31/2023	3/28/2022	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
927BFE1E-A937-4195-9C7F-921FB3493916	XX	XX	XX	1/31/2023	11/1/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 11/XX/2022. The most recent contact with the borrower on 11/XX/2022 indicated the borrower requested assistance to complete a payment after the escrow shortage was paid. A request was sent to have the payment applied with an adjustment in the amount of $1,072.87 and a password reset was completed. Additional commentary noted the payment should have been $1,072.87 and not $1,164.30 as the payment had increased due to the escrow shortage, however, the borrower completed the escrow shortage payment two days prior to the service transfer. The payment of $1,072.87 was processed and noted on the account.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
45511447-5FBA-44EC-A4FF-141E890B23D4	XX	XX	XX							1/31/2023	6/23/2021	Current	High	High	Owner Occupied	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection was completed on 10/XX/2022. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Occupied												No
A2576A88-32E4-460F-84D0-47C73AC4951B	XX	XX	XX	1/31/2023	11/1/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 1/XX/2023. Comments on 1/XX/2023 indicate the borrower called to get assistance setting up auto pay on the website. The servicer submitted a ticket to IT for website access. Additionally, the servicer assisted the borrower set up a payment and also sent out an auto pay form to the borrower’s email address.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
99D5678D-3305-4CBB-86BA-ACBA2A89EF87	XX	XX	XX							1/31/2023	2/3/2021	Current	High	High	Occupied by Unknown	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Occupied												No
1BCBEE26-9007-431D-9B43-D71E42A6AA6B	XX	XX	XX							1/31/2023	11/18/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. The most recent contact with the borrower on 2/XX/2023 indicated the borrower requested the 1098 tax form be emailed, however, there were no indications the form was provided to the borrower through the end of the review period. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
46562220-9732-4EB2-8C90-DD359714714B	XX	XX	XX							1/31/2023	11/1/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 12/XX/2022. The borrower contacted the servicer on 12/XX/2022 to make a payment over the phone as online access for the newly boarded loan was not yet established. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
16895C15-89A1-47EE-B150-C6F84794429B	XX	XX	XX							1/31/2023	5/11/2022	Current	High	High	Occupied by Unknown	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. The most recent contact with the borrower on 1/XX/2023 indicated the borrower completed a payment in the amount of $2,563.05. • The most recent inspection was completed on 10/XX/2022. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Occupied												No
D91D75E9-0E08-4098-B8F4-5E3B1311F8CE	XX	XX	XX	1/31/2023	12/15/2020	Current	High	High	Occupied by Unknown	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 1/XX/2023. The most recent contact with the borrower on 1/XX/2023 indicated the borrower requested current payment information. The borrower was advised the payment of $2,001.57 would be due on 2/XX/2023 and payments could be completed on the website, over the phone, or through the mail. Commentary on 2/XX/2023 indicated an automatic payment in the amount of $2,029.36 was drafted for 2/XX/2023.
																						• The most recent inspection was completed on 11/XX/2021. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
87EC1AE4-EDC0-43DE-985E-1695E196FF88	XX	XX	XX							1/31/2023	3/9/2022	Current	High	Medium	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. The most recent contact with the borrower on 1/XX/2023 indicated the borrower requested confirmation all of the borrower's loan information transferred when the loan was service transferred recently. The borrower was advised the information was transferred over. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
755238C3-DDA5-4479-A73B-88B4B363B0C9	XX	XX	XX							1/31/2023	3/1/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. The most recent contact with the borrower on 1/XX/2023 indicated the borrower requested assistance with the completion of a payment online. The borrower was provided assistance and the payment was completed in the amount of $3,472.15. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
994ECC10-0220-4208-8207-D2FA7F10B341	XX	XX	XX							1/31/2023	12/7/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. The borrower contacted the servicer on 2/XX/2023 in order to set up a payment over the phone. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
F04A6F0D-5FE9-4E57-9AF1-E3BEF0F983EF	XX	XX	XX	1/31/2023	11/9/2022	Current	High	High	Not Determined	No	None	N/A	Not Determined	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 1/XX/2023. The borrower called the servicer on 1/XX/2023 and inquired about their interest rate on this newly originated loan. As per the borrower the interest rate should be 5.10 percent, but the Note states 7.125 percent. The servicer confirmed the Note on file has the interest rate at 7.125 percent. The servicer comments indicate that an investor information letter was requested and a response was e-mailed to the borrower but the answer was not provided in the comment history.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
2666067A-C9E8-4EE7-A40B-2BBB04AAA3CD	XX	XX	XX							1/31/2023	2/28/2018	Current	High	High	Owner Occupied	No		Loan Modification	Approved	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 4/XX/2022. The most recent borrower contact was on 4/XX/2022 at which time payment arrangements were made. • The prior loss mitigation review of Loan Modification was Approved on 3/XX/2022. • The most recent inspection was completed on 2/XX/2022. The inspection determined the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
0C7DA3FB-1F31-4316-BEB6-D42C3F1F72C4	XX	XX	XX							1/31/2023	7/5/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. The most recent borrower contact was on 2/XX/2023 at which time payment arrangements were made. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Tenant Occupied.	No																															0	Tenant Occupied		No			Occupied												No
1576419D-4A14-4ADF-9082-3AA5B78C12AD	XX	XX	XX	1/31/2023	1/13/2015	Current	High	High	Not Determined	Yes	9/27/2022	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 12/XX/2022. The authorized third party (ATP) called on 12/XX/2022 to ask when the claim check will be sent. The ATP was advised of the date that the check will be sent and the timeframe that it should be expected.
• There is evidence of property damage caused by Damaged Interior Damage Unresolved which is estimated to total 19404.18.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
B6C31C41-1E1A-4C15-B176-C618FACE78F6	XX	XX	XX							1/31/2023	9/22/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 7/XX/2022. The most recent borrower contact was on 7/XX/2022 at which time the borrower was advised of the escrowed taxes and self serve options. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
401279DC-4D01-4DF7-98DB-C9E88D141DA8	XX	XX	XX							1/31/2023	9/1/2022	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
1E3BDE9D-C7CB-487E-98A5-CBBD58B9F9B8	XX	XX	XX							1/31/2023	1/4/2022	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 10/XX/2022. The most recent borrower contact was on 10/XX/2022 at which time escrow payments were discussed. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
50DA5104-DB64-4E19-B450-4F0BBCDD938D	XX	XX	XX							1/31/2023	5/12/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 10/XX/2022. Comments on 10/XX/2022 indicate the borrower called regarding a missed payment because the borrower was out of the country and the borrower’s bank did not send out payment. Comments on 10/XX/2022 indicate the borrower made a payment of $703.30 on that day. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
7FA1440E-5E57-4A4A-AFB5-05762AA7878D	XX	XX	XX							1/31/2023	5/13/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 6/XX/2022. The most recent borrower contact was on 6/XX/2022 at which time an escrow shortage payment was made in the amount of $150.15. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
3FE070AC-30F4-4A96-83B4-570F8E18D348	XX	XX	XX							1/31/2023	9/22/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
88719221-BA62-44D3-AE27-57A20419C265	XX	XX	XX							1/31/2023	2/3/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 10/XX/2022. The borrower contacted the servicer on 10/XX/2022 in inquire about the escrow shortage on their account. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
6B023794-3F0D-47A9-9295-A93DD774415A	XX	XX	XX							1/31/2023	3/18/2022	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
5443AB17-CF99-4198-96DB-125541BCBCC3	XX	XX	XX							1/31/2023	8/7/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 4/XX/2022. The most recent borrower contact was on 4/XX/2022 at which time payment arrangements were made. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
C4513BF9-DAA1-4BF0-A580-6EF2885BB158	XX	XX	XX							1/31/2023	8/18/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 4/XX/2022. The most recent contact was with an authorized third party (ATP) at which time escrow shortage was discussed. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
2EC9EFA7-F9D9-47F5-B5A2-12A1E3B42237	XX	XX	XX							1/31/2023	5/8/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 9/XX/2021. The borrower contacted the servicer on 9/XX/2021 in order to obtain their loan number to set up online account access. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
BBAAA6B3-0333-42EC-8185-A66E7A9DB8C9	XX	XX	XX	1/31/2023	4/3/2021	Current	High	High	Not Determined	No	None	N/A	Not Determined	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 8/XX/2021. The borrower contacted the servicer on 8/XX/2021 and inquired about their fourth quarter property tax status. The servicer researched the status and discovered the prior servicer failed to make the payment before the loan was refinanced. A check in the amount of $1,133.15 was sent out to the taxing authority to resolve the delinquent tax issue.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
4CA11F3D-845C-4548-9BE3-C342121AD335	XX	XX	XX							1/31/2023	11/3/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 7/XX/2022. The servicer contacted the borrower on 7/XX/2022 to advise of a non-sufficient funds warning on their last payment. The borrower made a payment on 7/XX/2022 in the amount of $2,657.67. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
5914514B-902C-4E08-B54C-BFFB4218EC49	XX	XX	XX							1/31/2023	11/17/2020	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The date of the prior loss mitigation status is not available. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
B3706B76-D505-4674-84F1-9C1AD125BBFD	XX	XX	XX	1/31/2023	5/15/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 12/XX/2022. During an inbound call on 12/XX/2022, the borrower stated they couldn't access the loan on the website. The borrower was advised that a ticket had been initiated, however, there is no indication that the issue has been resolved.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
31F7BB4D-2818-4A72-842F-D862D87A980A	XX	XX	XX	1/31/2023	6/11/2021	Current	High	High	Not Determined	No	None	N/A	Not Determined	Current	• The loan is currently in Current status.
• Not attempting to contact borrower for valid reason. The last date of contact on behalf of the borrower was 10/XX/2021. The borrower requested a call back on 10/XX/2021 regarding their loans. The borrower was advised the loans were still being serviced and that payments were drafted for their October payments. The borrower was also advised of the loan servicing transfer.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
A9976947-E4A5-452A-8601-E85797543459	XX	XX	XX	1/31/2023	4/3/2018	Current	High	High	Not Determined	No	None	N/A	Not Determined	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 11/XX/2022. During the last borrower contact, the authorized third party (ATP) called on 11/XX/2022 to verify how payments could be made. The ATP was advised of the payment methods and was offered to take a payment over the phone. The ATP declined and stated would call back.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
CA346E76-B905-4539-B675-E18F016A338C	XX	XX	XX							1/31/2023	4/17/2021	Current	High	High	Not Determined	No		None	N/A	Not Determined	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The date of the prior loss mitigation status is not available. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
C626B310-574A-468B-8F0C-87F7F5BB47F0	XX	XX	XX							1/31/2023	5/29/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 8/XX/2021. The borrower called on 8/XX/2022 regarding a letter that they had received. The borrower was advised of the investor change. • The date of the prior loss mitigation status is not available. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
9AC5D9B1-3B1B-4AA3-8262-6282CB80E83B	XX	XX	XX	1/31/2023	5/11/2021	Current	High	High	Not Determined	No	None	N/A	Not Determined	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 1/XX/2023. During the last borrower contact on 1/XX/2023, the borrower called in regards to the escrow shortage being paid early. The borrower requested that the amount be placed back down. The borrower was advised that a new escrow analysis would be run but would take 14-30 days to receive it. The borrower was upset and disconnected the call.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
ABCB5330-F3EB-4FF0-8A5C-8FC329B2D6A1	XX	XX	XX	3	• Mortgagor Deceased - Not clear or no information on executor/heir	1/31/2023	3/23/2021	Current	High	High	Not Determined	No	None	N/A	Not Determined	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 4/XX/2021. The borrower called on 4/XX/2021 regarding their payment. The borrower advised the payment in amount of $2,000.00 was meant for their new loan, however, it had gone to their prior account that was still not closed after their refinance. They were advised the payment would be corrected and it posted to the account.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
D3CDD7FD-280B-4DE6-8CD9-9C3EFB05009D	XX	XX	XX							1/31/2023	5/22/2021	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The date of the prior loss mitigation status is not available. • The most recent inspection was completed on 10/XX/2021. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
D662A8D9-F70C-4613-A062-C1A06F44C035	XX	XX	XX							1/31/2023	8/29/2019	Current	High	High	Not Determined	No		Loan Modification	Approved	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 8/XX/2021. The borrower called on 8/XX/2021 to make a phone payment in the amount of $2631.07. • The prior loss mitigation review of Loan Modification was Approved on 5/XX/2021. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
B71F9C25-12C5-4C73-884C-47677EE9A1D3	XX	XX	XX							1/31/2023	5/17/2021	Current	High	High	Not Determined	No		None	N/A	No Contact	Current	• The loan is currently in Current status. • Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact. N/A • The date of the prior loss mitigation status is not available. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
BB011AF7-8A38-4201-BDD5-2D691E0FAB21	XX	XX	XX							1/31/2023	4/16/2018	Current	High	Medium	Not Determined	No		Loan Modification	Approved	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. The borrower called on 1/XX/2023 and scheduled a payment in the amount of $2,850.14. • The prior loss mitigation review of Loan Modification was Approved on 4/XX/2022. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
FD1F6F97-1F31-40EF-9965-F23C559055F8	XX	XX	XX	3	• Collection comments are missing or incomplete.	1/31/2023	5/29/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 9/XX/2022. The borrower called on 9/XX/2022 regarding the homeowner's insurance. The borrower advised they had flood insurance grandfathered through FEMA that should have been in the documents with the sale of the loan. The policy documents were received on 9/XX/2022.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
EF8DD967-107B-4852-BB1C-EEC924238039	XX	XX	XX	1/31/2023	5/31/2021	Current	High	High	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 8/XX/2022. Comments on 8/XX/2022 indicate the borrower called regarding a notice of renewal letter the borrower received. The servicer advised the borrower that the account was up to date and that the borrower could disregard the letter.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
51E51838-488C-4A86-9A6F-DB7ACBE0DDBC	XX	XX	XX							1/31/2023	8/10/2021	Current	High	High	Not Determined	No		Loan Modification	Approved	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 9/XX/2022. Comments on 9/XX/2022 indicate the borrower called and the servicer went over the account with the borrower. • The prior loss mitigation review of Loan Modification was Approved on 8/XX/2022. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
80165DCC-9A69-4F5B-A8B5-2AAF36A5C1F0	XX	XX	XX	1/31/2023	10/7/2022	Current	Medium	Medium	Not Determined	No	None	N/A	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 2/XX/2023. During the last borrower contact on 2/XX/2023, the borrower gave the servicer permission to speak with a third party. The caller inquired as to why borrower’s payments were being returned, and the servicer advised that the servicer was unable to locate the borrower's bank account. The caller provided the servicer with the account information, and the pay history indicates a total payment of $4,905.57 was received and the account was brought current.
• The date of the prior loss mitigation status is not available.
																						• The most recent inspection was completed on 1/XX/2023. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0		Not Determined	No			Not Determined												No
30208137-2E79-4AB2-AB06-3FF632E4679A	XX	XX	XX	1/31/2023	2/10/2020	Current	High	High	Not Determined	No	Payment Deferral/Extension	Approved	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 6/XX/2022. The borrower contacted the servicer on 6/XX/2022 to request a three month deferment and to schedule a payment in the amount of $1,800.00. The borrower was granted a one month deferment on 6/XX/2022.
• The prior loss mitigation review of Payment Deferral/Extension was Approved on 6/XX/2022.
																						• The most recent inspection was completed on 5/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
B7ABD464-1B23-47B6-B2C3-E3ABEB0FE7FE	XX	XX	XX	1/31/2023	2/2/2020	Current	High	High	Not Determined	No	Loan Modification	Approved	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 1/XX/2023. Comments on 1/XX/2023 indicate the borrower called because the borrower had received a text asking the borrower to call the servicer. The representative informed the borrower the text was regarding a payment, which has since been made.
• The prior loss mitigation review of Loan Modification was Approved on 8/XX/2022.
																						• The most recent inspection was completed on 5/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												Yes	Dismissed	XX		13	$0.00		$0.00		• The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy was Dismissed on 10/2/2009. The most recently documented status of the bankruptcy was Dismissed as of 10/2/2009.
83CA0408-804B-41E9-9B05-C97CA7ADC254	XX	XX	XX							1/31/2023	3/26/2020	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 12/XX/2022. During the last borrower contact on 12/XX/2022, the borrower called wanting to know when the loan was service released. The borrower was advised that the loan was transferred on 12/XX/2021. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												Yes	Terminated	XX	9/XX/2017	13	XX		$0.00	10/XX/2021	• The most recent bankruptcy was filed on 9/XX/2017. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy was Terminated on 11/XX/2021. The most recently documented status of the bankruptcy was Discharged as of 10/XX/2021.
AD37D25D-B897-4470-99C9-736458C20213	XX	XX	XX	1/31/2023	2/6/2020	Curtailment of Income	Medium	Medium	Not Determined	No	Payment Deferral/Extension	Approved	Retention	Collections	• The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
• The last date of contact on behalf of the borrower was 2/XX/2023. The borrower was contacted on 2/XX/2023 regarding the past due amount on their account. The borrower advised they would make two payments on 2/XX/2023, however, they did not set up the payment via phone pay. The payments had not yet been received at the end of the review period.
• The prior loss mitigation review of Payment Deferral/Extension was Approved on 2/XX/2022.
																						• The most recent inspection was completed on 5/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												No
E44DDCD9-E6D7-4EC9-AD59-1D06B9823337	XX	XX	XX							1/31/2023	2/3/2020	Current	High	High	Not Determined	No		None	N/A	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 1/XX/2023. During the last borrower contact on 1/XX/2023, the borrower called to schedule a payment in the amount of $300.00 for 1/XX/2023. • The date of the prior loss mitigation status is not available. • The most recent inspection was completed on 8/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
F03FA569-8BEE-4526-A47B-BE80DBC0D788	XX	XX	XX							1/31/2023	2/17/2020	Current	Medium	Medium	Not Determined	No		Loan Modification	Approved	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. The borrower was contacted on 2/XX/2023 regarding their account, however, the borrower stated they could not talk and a follow up call was not documented. • The prior loss mitigation review of Loan Modification was Approved on 12/XX/2022. • The most recent inspection date is not available. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												Yes	Discharged	XX	5/XX/2020	7	$0.00		$0.00	3/XX/2021	• The most recent bankruptcy was filed on 5/XX/2020. The bankruptcy is a Chapter 7 bankruptcy. The bankruptcy was Discharged on 3/XX/2021. The most recently documented status of the bankruptcy was Discharged as of 3/XX/2021.
6EA03A08-175C-476F-96BD-7A464376F422	XX	XX	XX	1/31/2023	2/3/2020	Current	Medium	Medium	Not Determined	No	Repayment Plan	Approved	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 2/XX/2023. Comments on 2/XX/2023 indicate the servicer called the borrower, and during the call the borrower informed the servicer that a payment was already mailed out and should be received soon. There are no comments indicating a payment was received prior to the end of the review period.
• The prior loss mitigation review of Repayment Plan was Approved on 2/XX/2023.
																						• The most recent inspection was completed on 8/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															1	Owner Occupied		No			Occupied												No
E854CD06-E805-4DD2-8D56-0F4C308B87C5	XX	XX	XX			3	• Mortgagor Deceased - Not clear or no information on executor/heir			1/31/2023	4/25/2020	Death of Borrower(s)	Medium	Medium	Not Determined	No		None	N/A	Not Determined	Collections	• The loan is currently in Collections status. The reason for default is reported to be Death of Borrower(s). • The last date of contact on behalf of the borrower was 5/XX/2022. The borrower called on 5/XX/2022 regarding their two past due payment. The borrower scheduled a payment in the amount of $1,601.37. • The date of the prior loss mitigation status is not available. • The most recent inspection was completed on 1/XX/2023. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Not Determined.	No																															0	Not Determined		No			Not Determined												No
D70CA3B9-0FA3-4000-9CD8-097217E264A8	XX	XX	XX	1/31/2023	2/3/2020	Current	High	High	Not Determined	No	Payment Deferral/Extension	Approved	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 2/XX/2023. During the last borrower contact on 2/XX/2023, the borrower called to inquire why a delinquency letter was received. The borrower advised that they were waiting for a check to come in the mail before a payment could be made. There was no further comments in regards to the delinquency letter.
• The prior loss mitigation review of Payment Deferral/Extension was Approved on 8/XX/2022.
																						• The most recent inspection was completed on 8/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupancy Mismatch												No
3C460FAD-332C-4854-ACF4-F52B2EA1A28C	XX	XX	XX	3	• Title Lien Issue	1/31/2023	2/1/2020	Current	Medium	Medium	Not Determined	No	Loan Modification	Approved	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 1/XX/2023. Comments on 1/XX/2023 indicate the borrower called to inquire about the escrow. The servicer explained the reason for the escrow shortage and notified the borrower of the new payment that would be effective 3/XX/2023.
• The prior loss mitigation review of Loan Modification was Approved on 12/XX/2022.
																						• The most recent inspection was completed on 5/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															1	Owner Occupied		No			Occupied												No
D28B7E08-B13A-446C-9138-F8930B85818F	XX	XX	XX	1/31/2023	2/25/2020	Current	Medium	Medium	Not Determined	No	Payment Deferral/Extension	Approved	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 12/XX/2022. The authorized third party called on 12/XX/2022 regarding their past due amount. They were approved for a two month deferment that brought the account current as of 12/XX/2022.
• The prior loss mitigation review of Payment Deferral/Extension was Approved on 12/XX/2022.
																						• The most recent inspection was completed on 12/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												Yes	Dismissed	XX		N/A	$0.00		$0.00		• The bankruptcy was Dismissed on 1/22/2009. The most recently documented status of the bankruptcy was Dismissed as of 1/22/2009.
C9719459-FF32-44C2-81C9-F5AA728E2D91	XX	XX	XX							1/31/2023	5/17/2013	Current	High	High	Not Determined	No		Forbearance	Approved	Retention	Current	• The loan is currently in Current status. • The last date of contact on behalf of the borrower was 2/XX/2023. Comments on 2/XX/2023 indicate the borrower called to ask for the amount due so that the borrower could send in a money order. Comments on 2/XX/2023 indicate a payment was received. • The prior loss mitigation review of Forbearance was Approved on 5/XX/2020. • The most recent inspection was completed on 1/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															2	Owner Occupied		No			Occupied												No
F45628B0-0F40-4C92-8498-5BB9CF838C0A	XX	XX	XX	1/31/2023	2/4/2020	Current	Medium	Medium	Not Determined	No	Loan Modification	Approved	Retention	Current	• The loan is currently in Current status.
• The last date of contact on behalf of the borrower was 8/XX/2022. The borrower was contacted on 8/XX/2022 to be advised their final modification had been received. The borrower was advised of the timeline for processing and the final modification was completed as of 8/XX/2022.
• The prior loss mitigation review of Loan Modification was Approved on 8/XX/2022.
																						• The most recent inspection was completed on 5/XX/2022. The inspection determined the occupancy of the property was Not Determined. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	No																															0	Owner Occupied		No			Occupied												Yes	Dismissed	XX		13	$0.00		$0.00		• The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy was Dismissed on 5/23/2019. The most recently documented status of the bankruptcy was Dismissed as of 5/23/2019.